OTHER LIABILITIES (Details) - CAD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
OTHER LIABILITIES
Defined benefit plans	$ 78,891	$ 71,024
Asset retirement obligation	17,053	16,228
Deferred revenue	14,236	19,960
Balance payable on a business acquisition		5,553
Stock-based compensation	1,151	1,823
Other	1,536	1,024
Total other liabilities	112,867	115,612
Current portion of stock-based compensation	$ 4,062	$ 2,338